Note 9 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower		December 31, 2016	December 31, 2017
Xingang Shipping Ltd. / Joanna Maritime Ltd.	(a)	1,103,915	-
Pantelis Shipping Corp.	(b)	4,840,000	4,440,000
Noumea Shipping Ltd.	(c)	6,360,000	5,640,000
Eirini Shipping Ltd. / Areti Shipping Ltd.	(d)	11,600,000	11,600,000
Allendale Investments S.A. / Alterwall Business Inc. / Manolis Shipping Ltd. / Saf Concord Shipping Ltd. / Aggeliki Shipping Ltd. /Eternity Shipping Company / Jonathan John Shipping Ltd. / Joanna Maritime Ltd.	(e)	13,120,000	7,900,000
Kamsarmax One Shipping Ltd	(f)	13,333,000	12,399,000
Ultra One Shipping Ltd.	(g)	-	10,383,271
Gregos Shipping Ltd.	(h)	-	4,550,000
Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Athens Shipping Ltd.	(i)	-	17,500,000
		50,356,915	74,412,271
Less: Current portion		(5,697,915)	(12,862,000)
Long-term portion		(44,659,000)	(61,550,271)
Deferred charges, current portion		148,697	338,472
Deferred charges, long-term portion		292,024	491,883
Debt discount, current portion		-	353,000
Debt discount, long-term portion		-	883,112
Long-term debt, current portion net of deferred charges and debt discount		5,549,218	12,170,528
Long-term debt, long-term portion net of deferred charges and debt discount		44,366,976	60,175,276

Loan from related party
Euroseas Ltd.	(j)	2,000,000	-

Schedule of Future Annual Loan Repayments [Table Text Block]
To December 31:
2018	12,862,000
2019	23,434,972
2020	14,851,327
2021	14,601,000
2022	934,000
Thereafter	7,728,972
Total	74,412,271